GROUP STRUCTURE (Details 3) - V A R [Member] $ in Millions	Dec. 16, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Consideration transferred	$ (128.1)
Estimated price adjustment	6.7
Total	(121.4)
Property, plant and equipment	167.7
Intangible assets - Customer contract	62.3
Trade receivables	4.9
Other receivables	1.2
Deferred tax liability	(60.2)
Income tax liability	(5.0)
Trade and other payables	(3.3)
Other payables	(46.0)
Tax liabilities	(0.2)
Total acquisition price allocation	$ 121.4